LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS - Schedule of Lease Facilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liquidity And Capital Resources [Line Items]
Right-of-use lease liabilities	$ 456.6	$ 521.6	$ 480.0
Bocomm Leasing Facilities 2019-2021
Liquidity And Capital Resources [Line Items]
Right-of-use lease liabilities	135.6	148.9	162.2
Bocomm Leasing Facilities 2019
Liquidity And Capital Resources [Line Items]
Right-of-use lease liabilities	0.0	0.0	49.4
Springliner Leases
Liquidity And Capital Resources [Line Items]
Right-of-use lease liabilities	25.0	27.9	30.7
China Development Bank Financial Leasing
Liquidity And Capital Resources [Line Items]
Right-of-use lease liabilities	136.5	149.0	160.8
China Merchant Bank Financial Leasing
Liquidity And Capital Resources [Line Items]
Right-of-use lease liabilities	159.5	195.8	37.3
Showa Leasing
Liquidity And Capital Resources [Line Items]
Right-of-use lease liabilities	0.0	0.0	18.7
Eifuku Leasing
Liquidity And Capital Resources [Line Items]
Right-of-use lease liabilities	$ 0.0	$ 0.0	$ 20.9